Spyglass Growth Fund
Spyglass Growth Fund
Investment Objective
The Spyglass Growth Fund (the "Fund") seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Spyglass Growth Fund - USD ($)	Institutional Shares	Retail Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Spyglass Growth Fund		Institutional Shares	Retail Shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses	[1]	0.27%	0.27%
Total Annual Fund Operating Expenses		1.27%	1.52%
Less: Fee Waiver and/or Expense Reimbursement		(0.27%)	(0.27%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.00%	1.25%
[1]	As the Fund is new, these expenses are based on estimated amounts for the Fund's current fiscal year.
[2]	Pursuant to an operating expense limitation agreement between Spyglass Capital Management LLC (the "Advisor"), the Fund's investment advisor, and the Fund, the Advisor has agreed to waive its management fees and/or reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage (i.e., any expenses incurred in connection with borrowings made by the Fund), interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transactional expenses, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses such as litigation (collectively, "Excludable Expenses")) do not exceed 1.00% of the Fund's average daily net assets, through at least January 1, 2021, unless terminated sooner by, or with the consent of, the Trust's Board of Trustees (the "Board of Trustees"). To the extent the Fund incurs Excludable Expenses, Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will exceed 1.00%. The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date such fees and expenses were waived or paid, if such reimbursement will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through January 1, 2021.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Spyglass Growth Fund - USD ($)	One Year	Three Years
Institutional Shares	102	318
Retail Shares	127	397

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may generate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.  As the Fund has not yet commenced operations, there is no portfolio turnover information to provide at this time for the Fund.  For its fiscal year ended December 31, 2016, the portfolio turnover rate for the Predecessor Partnership (defined below) was 43%.

Principal Investment Strategies
The Fund seeks to achieve its investment objective by investing in a non-diversified portfolio of common stocks of U.S. growth companies.  The Fund may also invest in other equity securities, including stocks offered in initial public offerings ("IPOs") and shares of real estate investment trusts ("REITs").  The Fund may invest in foreign securities, including sponsored American Depositary Receipts ("ADRs"), which are certificates typically issued by a bank or trust company that represent ownership of securities in non-U.S. companies.  The Fund may invest in companies of any size, but typically invests in securities of issuers with market capitalizations between $2 billion and $12 billion.  The Fund invests for the long-term, meaning the Fund may hold securities in its portfolios with market capitalizations that have grown beyond their value at time of purchase.  The Fund tends to hold a relatively focused portfolio of between 25 and 30 companies, although from time to time the Fund may hold fewer or more stocks depending on the Advisor's assessment of the investment opportunities available.  From time to time, the Fund may focus its investments in securities of companies in the same economic sector.

The Advisor seeks to identify companies from the Fund's investable universe of U.S. growth companies with market capitalizations between $2 billion and $12 billion that it believes have potential for above-average revenue and/or earnings growth through thoughtful, disciplined, bottom-up fundamental research and comprehensive due diligence.  The Advisor purchases securities for the Fund when it believes the market has not already reflected these expectations in the current stock price, considering factors such as: substantial growth faster than the wider economy; identifiable competitive advantages; ability to take market share from competitors; attractive and improving margins; sustainable above-average revenue and earnings growth; and entrepreneurial management teams.  When evaluating a security for sale, the Advisor considers the same factors it uses in evaluating a security for purchase and generally sells a security when the price approaches fair value or when the Advisor believes such securities no longer meet its investment criteria.

Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take.  Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over long or even short periods of time.  The principal risks of investing in the Fund are:

•	Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

•	General Market Risk. The value of the Fund's shares will fluctuate based on the performance of the Fund's investments and other factors affecting the securities markets generally.

•
Growth Stock Risk.  Growth securities experience relatively rapid earnings growth and typically trade at higher multiples of current earnings than other securities.  Growth securities may be more volatile because growth companies usually invest a high proportion of earnings in their businesses, and they may lack the dividends of value stocks that can lessen the decreases in stock prices in a falling market.

•
Small-Cap and Mid-Cap Company Risk.  Small-Cap and mid-cap companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources, and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of these companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies, or the stock market in general.  Because of these movements, and because small-cap and mid-cap companies tend to be bought and sold less often and smaller amounts, they are generally less liquid than the equity securities of larger companies.

•
Non-Diversified Fund Risk.  Because the Fund is "non-diversified," it may invest a greater percentage of its assets in the securities of a single issuer.  As a result, a decline in the value of an investment in a single issuer could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

•	New Fund Risk. As a new fund, there can be no assurance that the Fund will grow or maintain an economically viable size.

•	Management Risk. The Advisor's investment strategies for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

•
REIT Risk. A REIT's share price may decline because of adverse developments affecting the real estate industry, including changes in interest rates.  The returns from REITs may trail returns from the overall market.  The Fund's investments in REITs may be subject to special tax rules, or a particular REIT may fail to qualify for the favorable federal income tax treatment applicable to REITs, the effect of which may have adverse tax consequences for the Fund and shareholders

•
Foreign Securities, ADRs and Currency Risks.  Foreign securities are subject to risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.  Income earned on foreign securities may be subject to foreign withholding taxes.  ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies.  However, ADRs are subject to many of the risks associated with investing directly in foreign securities.  These risks include foreign exchange risk as well as the political and economic risks of the underlying issuer's country.  The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions.

•
Cybersecurity Risk.  With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security, and related risks.  Cyber incidents affecting the Fund or its service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund's ability to calculate its net asset value ("NAV"), impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs.

•
IPO Risk.  An IPO presents the risk that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.  The purchase of IPO shares may involve high transaction costs.  IPO shares are subject to market risk and liquidity risk.

Performance
Simultaneous with the commencement of the Fund's investment operations on or about January 2, 2018, Spyglass Partners Fund LP, a limited partnership managed by the Advisor  (the "Predecessor Partnership"), will convert into the Institutional Shares class of the Fund by contributing all, or nearly all, of its assets to the Fund in exchange for Institutional Shares of the Fund.  The Predecessor Partnership was formed on October 1, 2015 to serve as a pooled investment vehicle for accredited investors, and since inception the Predecessor Partnership has maintained investment policies, objectives, guidelines, and restrictions that were, in all material respects, equivalent to those of the Fund.  From the date of inception through the time of the conversion, the Predecessor Partnership will have been managed by the Advisor and the same portfolio manager as the Fund. The Fund's performance set forth below is that of the Predecessor Partnership and includes the expenses of the Predecessor Partnership.  The performance includes gains or losses plus income and the reinvestment of all dividends and interest.  All returns reflect the deduction of all actual fees and expenses, paid by the Predecessor Partnership, without provision for state or local taxes.  If the Predecessor Partnership's performance was adjusted to reflect the projected first year expenses of the Institutional Shares of the Fund, the performance for all periods would have been higher than that stated.  As of the date of this Prospectus, the Advisor does not manage any accounts materially equivalent to the Fund, nor did the Advisor manage any such accounts during the period of the Predecessor Partnership's performance shown.

The financial statements of the Predecessor Partnership were independently audited by BDO USA, LLP.  The Predecessor Partnership was not registered under the 1940 Act, and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended (the "Code"), which, if applicable, may have adversely affected its performance.  On a going forward basis for periods beginning January 2, 2018, the Fund's performance will be calculated using the standard formula set forth in rules promulgated by the SEC, which differs in certain respects from the methods used to compute total returns for the Predecessor Partnership.  Please refer to the Financial Statements section of the Fund's SAI to review additional information regarding the Predecessor Partnership.

The following information provides some indication of the risks of investing in the Fund.  The bar chart shows the Predecessor Partnership's annual returns for 2016.  The performance shown is that of the Predecessor Partnership.  The table shows how the Predecessor Partnership's average annual returns for the one-year and since inception periods compare with those of a broad measure of market performance.  The Predecessor Partnership's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information will be available on the Fund's website at www.spyglassfunds.com.

Calendar Year Returns as of December 31

During the period of time shown in the bar chart, the highest return for a calendar quarter was 9.76% for the quarter ended September 30, 2016, and the lowest return for a calendar quarter was -9.69% for the quarter ended March 31, 2016.

Average Annual Total Returns (For the periods ended December 31, 2016)
Average Annual Returns - Spyglass Growth Fund	Label	Average Annual Returns, 1 Year [1]	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date [1]
Institutional Shares	Return Before Taxes	(15.33%)	(9.10%)	Oct. 01, 2015
After Taxes on Distributions | Institutional Shares	Return After Taxes on Distributions
After Taxes on Distributions and Sale of Fund Shares | Institutional Shares	Return After Taxes on Distributions and Sale of Fund Shares
Russell® Mid-Cap Growth Index (reflects no deduction for fees, expenses, or taxes)	Russell® Mid-Cap Growth Index (reflects no deduction for fees, expenses, or taxes)	7.33%	9.28%	Oct. 01, 2015
[1]	The returns shown are those of the Predecessor Partnership.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Predecessor Partnership was an unregistered partnership that did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends and distributions.  As a result of the different tax treatment, the Fund is unable to show after-tax returns for periods prior to January 2, 2018.